Earnings per Share	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per Share

Note 17. Earnings per Share

	2024	2023	2022

	US$	US$	US$
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(220,242,105)	(142,521,085)	(92,817,371)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	638,202,922	442,637,406	351,560,198
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	638,202,922	442,637,406	351,560,198
Loss per share (basic and diluted in cents)	(34.51)	(32.20)	(26.40)

On August 24 and 28, 2023 the company announced a capital raising which has involved 195,647,457 ordinary shares and investor options that represent potential ordinary shares of 97,823,728.

On June 14, 2024 the company announced a capital raising which involved an additional 139,627,846 ordinary shares and options that represent potential ordinary shares of 189,428,654.

Diluted earnings per share is calculated as net loss divided by the weighted average number of ordinary shares and dilutive potential ordinary shares. Options granted under the Long Term Incentive (LTIP) and Non‑Executive Director Share and Option (NED Plan) plans would generally be included in the calculation due to the conditions of the issuance being satisfied.

As the Group is in a loss position, the options are anti‑dilutive and, accordingly, the basic loss per share is the same as the diluted loss per share.

At June 30, 2024, a total number of 35,300,000 options/rights (2023: 25,450,000), 6,550,000 ADS options that represent 8 ordinary shares for each ADS held (2023:1,505,000) and 240,708,149 (2023: nil) investor options were anti‑dilutive and were therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share. These options related to the option plans listed below.

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared or recommended during or since the end of the financial year by the Company.

Ordinary Options	2024	2023	2022
NED Plan	21,000,000	16,500,000	14,000,000
LTIP	11,400,000	6,050,000	7,388,000
	32,400,000	22,550,000	21,388,000

	2024	2023	2022
Performance Rights
NED Plan	650,000	650,000	—
LTIP	2,250,000	2,250,000	1,600,000
	2,900,000	2,900,000	1,600,000

	2024	2023	2022
ADS Options
NED Plan	—	—	—
LTIP - Extended terms	277,000	—	—
LTIP	6,273,000	1,505,000	925,000
	6,550,000	1,505,000	925,000

Investor Options	2024	2023	2022

2023 investor options - listed	97,822,109	—	—
2024 investor options- granted and not listed	142,886,040	—	—
	240,708,149	—	—

As of June 30, 2024, 20,024,203 outstanding options and rights were exercisable as of that date (2023: 10,842,234 2022: 12,857,589). As at June 30, 2024 537,914 outstanding ADS options were exercisable as of that date (2023: 250,000, 2021: nil).